CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 1,374,420	$ 719,851
Cost of Revenues	1,453,005	589,640
Gross Profit	(78,585)	130,211
Operating Expenses:
Research and development	607,148	155,527
Selling, general, and administrative	1,354,069	1,434,089
Total Operating Expenses	1,961,217	1,589,616
Loss From Operations	(2,039,802)	(1,459,405)
Other Income (expense):
Interest income (expense), net	(3,306)	1,236
Net Loss	$ (2,043,108)	$ (1,458,169)
Net Loss Per Share:
Basic	$ (0.18)	$ (0.18)
Diluted	$ (0.18)	$ (0.18)
Weighted average number of shares of Common Stock :
Basic	11,229,966	8,264,416
Diluted	11,229,966	8,264,416